Award Timing Disclosure	12 Months Ended
Jul. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee typically grants equity awards to NEOs during its regularly scheduled meeting early in the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new-hires. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in fiscal 2025. The Compensation Committee does not time the release of material nonpublic information to affect the value of executive compensation.
Award Timing Method	The Compensation Committee typically grants equity awards to NEOs during its regularly scheduled meeting early in the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new-hires.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in fiscal 2025.
MNPI Disclosure Timed for Compensation Value	false